Goldman Sachs Tax-Advantaged Global Equity Portfolio Expense Example - Class A Inst R6 Shares [Member] - Goldman Sachs Tax-Advantaged Global Equity Portfolio	Aug. 31, 2025 USD ($)
Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 667
Expense Example, with Redemption, 3 Years	920
Expense Example, with Redemption, 5 Years	1,192
Expense Example, with Redemption, 10 Years	1,966
Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	88
Expense Example, with Redemption, 3 Years	279
Expense Example, with Redemption, 5 Years	486
Expense Example, with Redemption, 10 Years	1,082
Class R6 Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	276
Expense Example, with Redemption, 5 Years	482
Expense Example, with Redemption, 10 Years	$ 1,074